SENIOR NOTES PAYABLE AND ORDINARY SHARE PURCHASE WARRANTS	12 Months Ended
Dec. 31, 2011
SENIOR NOTES PAYABLE AND ORDINARY SHARE PURCHASE WARRANTS
10	SENIOR NOTES PAYABLE AND ORDINARY SHARE PURCHASE WARRANTS

On September 10, 2007, the Company issued senior notes and 800 warrants to purchase ordinary shares for a total consideration of US$80,000 (RMB600,864). The total number of ordinary shares issuable upon the exercise of the 800 warrants was determined based on a formula defined in the respective agreement and in no event should exceed 7.5% of the then ordinary shares equivalents. Each of the senior notes and warrants is transferable separately and there are no terms requiring the surrender of senior notes when the warrants are exercised. Since the Company may be required to redeem the warrants for cash under the “put option” or “alternative put option” requirements, as described below, these warrants were classified as liabilities and considered detachable from the senior notes.

The senior notes have a principal amount of US$80,000 and bear interest at a floating rate of LIBOR plus 5.5% per annum (8.6225% as of December 31, 2008) payable on a semi-annual basis and are due on September 10, 2010. The Company subsequently entered into a supplemental agreement with the senior note holders to increase the interest rate for the senior notes to LIBOR plus 8% per annum, beginning from July 1, 2009.

Debt issuance costs of senior notes amounted to US$3,890 (RMB29,216) and were amortized over the term of senior notes using the effective interest method. The amortization of debt issuance costs of RMB9,185 (US$1,346) for the year ended December 31, 2009 was recorded as interest expense in the consolidated statements of operations.

The Company recognized a discount on senior notes based on the estimated fair value of the related warrants at the issuance date of US$10,027 (RMB75,453). The discount was recorded as a reduction of the carrying value of the senior notes payable and was amortized over the term of the senior notes using the effective interest method.

On September 25, 2007, the Company entered into an interest rate derivative contract with a financial institution to limit the maximum interest rate exposure of the LIBOR portion of the senior notes to 6.0% per annum. The initial cost of the interest rate derivative contract was US$184 (RMB1,409). The estimated fair value of the interest rate derivative contract was determined by management based on a quotation obtained from a commercial bank, which is the quoted price for a similar derivative contract in an active market with the same remaining unexpired period. The change in the fair value of RMB6 for the year ended December 31, 2009, was recognized in interest expense in the consolidated statements of operations. The derivative contract was terminated in December 2009 upon the redemption of the senior notes.

Pursuant to the senior notes indenture agreement, the Company repaid the entire principal amount and unpaid interest on the senior notes in December 2009 subsequent to the completion of the Company’s IPO. In connection with the repayment of senior notes, the unamortized debt issuance costs and discount of US$3,847 (RMB26,272) plus the related legal fee of RMB205 were recognized as a loss on debt extinguishment for the year ended December 31, 2009.

In conjunction with the issuance of senior notes, the Company issued 800 warrants to purchase ordinary shares. The warrants have a four year term and are exercisable upon the occurrence of an IPO, or a Block Trade which is defined as either (i) the sale, transfer, or other disposition of substantially all of the Company’s assets; or (ii) any transaction by any sponsor or its affiliates pursuant to which 25% or more of the ordinary shares of the Company then held by such sponsor or its affiliates is sold or transferred to any person that is not an affiliate or sponsor of the Company. “Sponsor” is defined as either Mr. He Boquan, who is a director and major shareholder of the Company, Zheng Nanyan, or WP RE (Cayman) International Ltd., the holder of Series A convertible preferred shares (see Note 11), and any of their respective affiliates. The exercise price of the warrants is calculated using a predetermined formula based on the date of exercise and price per ordinary share of the IPO or Block Trade, and ranges from 20% to 50% of the IPO or Block Trade price. Payment of the warrant exercise price may be made by delivery of cash, by tendering warrants (with the value of such warrants based on the public offering price), by tendering outstanding senior notes or by a combination thereof.

Subsequent to the warrants being initially recognized as a liability on the date of issuance, the changes in the fair value of the warrants were charged to the consolidated statements of operations.

Upon completion of the Company’s IPO in November 2009, the total number of shares issuable was 7,272,727 ordinary shares at an exercise price of US$0.92 per share, representing 25% of the public offering price of US$3.67 per ordinary share. The fair value of ordinary share purchase warrants immediately prior to the completion of the Company’s IPO was determined to be US$20,000 and the increase in the fair value of the warrants of US$11,181 (RMB76,376) was charged to the consolidated statements of operations for the year ended December 31, 2009. Because the ordinary share purchase warrant holders elected to exercise the warrants by tendering warrants as payment of the exercise price, the number of ordinary shares issued to warrant holders was reduced by 1,818,182 ordinary shares to 5,454,545 ordinary shares.